Fair Value Measurements - Schedule of Liabilities by Class and Categorized Within Level 3 Under the Fair Value Hierarchy (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 29, 2024
Schedule of Liabilities by Class and Categorized Within Level 3 Under the Fair Value Hierarchy [Line Items]
Balance beginning	$ 118,774	$ 101,699	$ 101,699	$ 14,791
Additions	19,338		37,687	137,108
Conversions	(1,883)		(10,931)	(13,556)
Net (gain)/loss recognized within Other non-operating income, net in the consolidated statement of operations	(28,255)	(14,887)	(9,681)	(36,644)
Balance ending	107,974	86,812	118,774	101,699
Derivative liabilities [Member]
Schedule of Liabilities by Class and Categorized Within Level 3 Under the Fair Value Hierarchy [Line Items]
Balance beginning	95,509	97,122	97,122
Additions	2,297		20,808	131,108
Conversions	(1,883)		(10,931)
Net (gain)/loss recognized within Other non-operating income, net in the consolidated statement of operations	(26,608)	(15,127)	(11,490)	(33,986)
Balance ending	69,315	81,995	95,509	97,122
Forward Purchase Agreements [Member]
Schedule of Liabilities by Class and Categorized Within Level 3 Under the Fair Value Hierarchy [Line Items]
Balance beginning	3,965	3,494	3,494	3,831
Additions
Conversions
Net (gain)/loss recognized within Other non-operating income, net in the consolidated statement of operations	1,142	(268)	471	(337)
Balance ending	5,107	3,226	3,965	3,494
SAFE Agreements [Member]
Schedule of Liabilities by Class and Categorized Within Level 3 Under the Fair Value Hierarchy [Line Items]
Balance beginning	535	384	384
Additions				6,000
Conversions				(6,250)
Net (gain)/loss recognized within Other non-operating income, net in the consolidated statement of operations	44	20	151	634
Balance ending	579	404	535	384
Warrant liabilities [Member]
Schedule of Liabilities by Class and Categorized Within Level 3 Under the Fair Value Hierarchy [Line Items]
Balance beginning	1,886	699	699	10,960
Additions
Conversions				(7,306)
Net (gain)/loss recognized within Other non-operating income, net in the consolidated statement of operations	(210)	488	1,187	(2,955)
Balance ending	1,676	1,187	1,886	699
Deferred Ambia Consideration Shares [Member]
Schedule of Liabilities by Class and Categorized Within Level 3 Under the Fair Value Hierarchy [Line Items]
Balance beginning	16,879
Additions	6,331		16,879
Conversions
Net (gain)/loss recognized within Other non-operating income, net in the consolidated statement of operations	(2,943)
Balance ending	$ 20,267		$ 16,879